Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 72,671	$ 70,341	$ 67,768
Fair value, financial liabilities	(121,410)	(110,883)	(94,485)
Swaps hedging bonds | Not later than one year | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	18		45
Fair value, financial liabilities	(104)	(423)	(208)
Total fair value	(86)	(423)	(163)
Notional value, Assets	1,250		1,345
Notional value, Liabilities	1,445	3,346	1,874
Total notional value	2,695	3,346	3,219
Swaps hedging bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial liabilities			(87)
Total fair value			(87)
Notional value, Liabilities			969
Total notional value			969
Swaps hedging bonds | Due after 12 months | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	1,365	469	235
Fair value, financial liabilities	(142)	(736)	(1,281)
Total fair value	1,223	(267)	(1,046)
Notional value, Assets	12,642	10,896	3,712
Notional value, Liabilities	3,737	8,127	16,225
Total notional value	16,379	19,023	19,937
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	1,856	43	378
Fair value, financial liabilities	(1,473)	(958)	(599)
Total fair value	383	(915)	(221)
Notional value, Assets	16,259	4,062	10,043
Notional value, Liabilities	14,033	21,324	11,265
Total notional value	30,292	25,386	21,308
Swaps hedging bonds | Year 2 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	4,350	2,695	3,346
Swaps hedging bonds | Year 3 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,858	4,298	1,945
Swaps hedging bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	1,000
Swaps hedging bonds | Year 4 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	2,087	3,858	4,309
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	3,659	1,000
Swaps hedging bonds | Year 5 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	1,630	2,337	3,858
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,459	3,659
Swaps hedging bonds | More than 5 years | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	4,454	5,835	6,479
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	21,174	20,727	21,308
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	16	1	2
Total fair value	16	1	2
Notional value, Assets	262	29	39
Total notional value	262	29	39
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	20
Total fair value	20
Notional value, Assets	394		4
Total notional value	394		4
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value	276		4
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value	118
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	10	11	7
Fair value, financial liabilities	(51)	(24)	(79)
Total fair value	(41)	(13)	(72)
Notional value, Assets	22,011	23,522	17,001
Notional value, Liabilities	7,693	16,007	20,816
Total notional value	29,704	39,529	37,817
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	84	50	57
Fair value, financial liabilities	(116)	(44)	(22)
Total fair value	(32)	6	35
Notional value, Assets	3,214	2,225	2,515
Notional value, Liabilities	3,695	3,475	2,686
Total notional value	6,909	5,700	5,201
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	2,067	2,217	2,186
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	764	1,463	1,004
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	2,004	18	56
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	1,937	1,820	1
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	137	182	1,954
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	39	111	66
Fair value, financial liabilities	(48)	(39)	(104)
Total fair value	(9)	72	(38)
Notional value, Assets	3,323	6,446	10,500
Notional value, Liabilities	2,580	4,455	9,107
Total notional value	5,903	10,901	19,607
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	5	17	11
Fair value, financial liabilities	(2)		(7)
Total fair value	3	17	4
Notional value, Assets	344	431	44
Notional value, Liabilities	54	131	34
Total notional value	398	562	78
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	189	529	65
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	145	$ 33	12
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value	$ 64		$ 1